Note 1 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Other Real Estate, Roll Forward [Table Text Block]
(In Thousands of Dollars)	2012	2011
Balance at beginning of year	$5,251	$8,316
Properties transferred into OREO	4,214	5,948
Valuation impairments recorded	(1,151)	(2,258)
Proceeds from sale of properties	(5,873)	(6,850)
Gain on sale of properties	484	95
Balance at end of year	$2,925	$5,251